On letterhead of SIGNAL ADVANCE, INC.



November 30, 2012

Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



The registrant is submitting the responses to the SEC communication dated 01OCT12 which included a number of comments resulting from the review of the first confidential draft registration.

The registrant has embedded replies to each of the individual comments within a copy of the SEC communication, dated 01OCT12 (Response to SEC Comments). Includes in the response are appendices A-H which contains the additionally requested documentation/exhibits.

As the response was submitted in "*.txt" format. as such, the graohic figures associated with Appendix G - Copy of the IEEE CASM Article could not be ncluded.

With regards,


 /s/ Chris M. Hymel
-------------------------
 Chris M. Hymel.

2520 County Road 81
Rosharon, TX 77583
713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com